Intangible Assets, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Amortization expense	$ 61,983	$ 63,175	$ 248,615	$ 247,247
Weighted-average useful life	14 years 10 months 17 days		15 years 1 month 13 days